Note 25 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
25.	SUBSEQUENT EVENTS

On
February 1, 2019,
the Company signed a non-binding Letter of Intent (LOI) for the sale of all the outstanding shares of DenseLight. Key terms of the LOI include proposed cash consideration in the range of
$26
-
$30
million, including a
$4
million earn-out provision,
no
-shop and confidentiality clauses, and an undertaking to enter into key operating agreements, including a preferred supply agreement and a long-term strategic cooperation agreement among the parties. The parties expect to complete the signing of the definitive transaction agreements on or before
September 15, 2019.
The broad terms of the LOI and the consummation of any transaction are subject to further due diligence, the negotiation of definitive agreements and obtaining required approvals by all parties, including but not
limited to the TSX Venture Exchange and a majority of the Company's shareholders.
On
February 1, 2019,
management committed to a plan to sell its subsidiary, DenseLight. The decision was taken in line with a strategy to focus on the Company's opportunities related to its Optical Interposer. The divestiture of DenseLight will immediately reduce the Company's operating losses and cash burn, while allowing the Company to pursue a "fab-light" strategy with a less capital-intensive business model that is focused on growing the Optical Interposer business through targeted investments in the design, development and sale of vertical market solutions. Consequently, all saleable assets and liabilities relating to DenseLight will be classified as "assets of disposal group held for sale" or "disposal group liabilities".
As at
December 31, 2018,
the disposal group comprised the following assets and liabilities:

Assets of disposal group held for sale

Accounts receivable	$946,944
Prepaids and other current assets	2,792,750
Inventories	436,833
Equipment	9,123,459
Intangible assets	106,873
Goodwill	6,630,544

Assets of disposal group held for sale	$20,037,403

Disposal group liabilities

Accounts payable and accrued liabilities	$2,558,805
Deferred liabilities	709,501

Disposal group liabilities	$3,268,306

On
April 1, 2019
the Company announced that it arranged for certain financing required to bridge the Company to the previously announced anticipated sale of its DenseLight subsidiary. That sale is scheduled to be completed in
September 2019,
subject to certain conditions including shareholder and other approvals. The Company expects to generate cash proceeds of approximately
CAD$34.5
million to
CAD$40
million upon completion of the DenseLight sale.

The
first
component of the financing consists of the issuance of up to
CAD$14
million principal amount of
12%
convertible unsecured debentures (the “Convertible Debentures”) of the Company. The Convertible Debentures will be sold in multiple tranches over upcoming months, as needed, on a brokered private placement basis through the Company’s financial advisors, IBK Capital. The Company closed the first
tranche of Convertible Debentures, for gross proceeds of
CAD$1,929,000
on
April 3, 2019.
Further indications of interest amounting to approximately
CAD$1.6
million from parties who could
not
participate in the
first
tranche are expected to be included in subsequent tranches.

The Debentures are unsecured, bearing interest at
12%
per annum, compounded annually with
1%
payable at the beginning of each month and mature on
April 3, 2021.
The Debentures are convertible at the option of the holders thereof into units at any time after
October 31, 2019
at a conversion price of
CAD$0.40
per unit for a total
4,822,500
units of the Company. Each unit will consist of
one
common share and
one
common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one
common share of the Company at a price of
CAD$0.50
per share for a period of
two
years from the date upon which the convertible debenture is converted into units. In the event that the sale of the Company’s DenseLight subsidiary is completed, holders of Debentures have the right to cause the Company to repurchase the Debentures at face value, subject to certain restrictions. The Debentures are governed by a trust indenture dated
April 3, 2019
between the Company and TSX Trust Company as trustee.

Insiders of the Company subscribed for
37%
or
$710,000
of the
first
tranche of Convertible Debentures, including the Company’s board of directors and senior management team. Insiders of IBK Capital subscribed for
10%
or
$200,000
of this
first
tranche. Successive tranche closings in the coming months are each subject to approval by the TSX Venture Exchange.

The
second
component of the financing consists of a credit facility (the “Bridge Loan”) to be provided by Espresso Capital Ltd which will grant the Company access to a maximum
US$5,000,000.
The Company signed the loan documents on
April 18, 2019
and was advanced
US$2,000,000
on
April 23, 2019.
In partial consideration of the
US$5,000,000
gross credit facility available to the Company, and in connection with the initial advance of
US2,000,000,
the Company issued to Espresso Capital warrants for the purchase of
3,289,500
common shares at a price of
C$0.35
per share. The Warrants expire on
April 18, 2020.